COMPENSATION EXPENSE - Disclosure of compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Wages, salaries and benefits	$ 71,481	$ 77,869
Post-employment benefits	1,986	1,639
Share-based compensation expense	5,310	3,126
Compensation expense	$ 78,777	$ 82,634